Investment in Joint Venture - Schedule of Tanbreez Financial Information (Details) - Tanbreez Financial Information [Member] - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Tanbreez Financial Information [Line Items]
Current assets	$ 46,704	$ 49
Non-current assets	30,573,808	29,404,748
Current liabilities	(28,860,446)	(27,827,175)
Equity	1,760,066	1,577,623
Group’s carrying amount of the investment	$ 739,228	$ 662,602